Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest and similar income	£ 11,853	£ 6,822	£ 4,830
Interest expense and similar charges	(7,186)	(2,350)	(833)
Net interest income	4,667	4,472	3,997
Other operating income	213	210	267
Total operating income	5,176	5,006	4,544
Operating expenses before credit impairment charges, provisions and charges	(2,485)	(2,370)	(2,540)
Tax on profit	(553)	(471)	(485)
Profit after tax	1,596	1,423	1,405
Santander UK Group Holdings plc
Statement [Line Items]
Interest and similar income	176	192	221
Interest expense and similar charges	(179)	(196)	(225)
Net interest income	(3)	(4)	(4)
Dividend income	1,685	1,212	1,497
Other operating income	0	0	8
Total operating income	1,682	1,208	1,501
Operating expenses before credit impairment charges, provisions and charges	(7)	(6)	(6)
Tax on profit	4	4	4
Profit after tax	1,679	1,206	1,499
Profit from continuing operations before tax	£ 1,675	£ 1,202	£ 1,495